CONVERTIBLE BONDS (Details)							1 Months Ended		12 Months Ended
	Oct. 09, 2013 shares	Jul. 10, 2013	Jun. 10, 2013 USD ($)	Jun. 10, 2011 USD ($) $ / shares	Jun. 10, 2011 CNY (¥)	May. 06, 2011 USD ($) individual	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) shares	Jun. 10, 2011 CNY (¥)	May. 06, 2011 CNY (¥)
Long-term borrowing
Proceeds from issuance of convertible promissory notes | ¥												¥ 130,387,080
Redemption
Redemption internal return rate (as percent)				15.00%	15.00%
Threshold of payment default on Group indebtedness | $				$ 2,000,000
Conversion
Conversion price converted within 12 months | $ / shares				$ 4.67
Conversion price converted between 12 to 24 months | $ / shares				3.89
Share Price | $ / shares				4.91
Effective conversion price | $ / shares				$ 3.89
Protective right
Protective right trigger amount | $				$ 1,000,000
Modification of CB
Payment for redemption of convertible bonds | ¥												104,939,300
Interest charge									$ 19,106,574	¥ 123,768,564	¥ 76,937,649	50,880,171
Deemed contribution | ¥												16,750,848
Deemed distribution | ¥												¥ 44,163,640
Convertible Promissory Note
Long-term borrowing
Number of investors | individual						2
Principal amount						$ 7,000,000								¥ 45,551,800
Conversion
Extinguishment of debt				7,000,000	¥ 45,551,800
Loss on extinguishment				$ 1,782,400	¥ 11,540,327
Convertible Promissory Note | Class A Preferred Shares
Modification of CB
Number of convertible bonds converted to shares | shares	10,427,373
Convertible Bonds ("CB")
Long-term borrowing
Interest rate (as a percent)				8.00%									8.00%
Principal amount				$ 35,000,000									¥ 227,155,436
Conversion
Conversion period				2 years	2 years
Modification of CB
Payment for redemption of convertible bonds | $			$ 17,000,000
Unpaid CB | $			18,000,000
Interest charge | $			$ 0
Extended maturity term of debt		1 month	1 month
Deemed contribution							$ 2,717,000	¥ 16,750,848
Deemed distribution							$ 3,448,215	¥ 21,124,835
Convertible Bonds ("CB") | Class A Preferred Shares
Modification of CB
Number of convertible bonds converted to shares | shares												4,997,425
Convertible Bonds ("CB") | Convertible Bonds Issued Upon Extinguishment Of Convertible Promissory Note
Conversion
Fair value of the CB related to the extinguishment of the 2011 Notes				$ 8,782,400									57,092,127
Beneficial conversion features | ¥					¥ 327,425
Convertible Bonds ("CB") | Convertible Bonds New Issues
Long-term borrowing
Proceeds from issuance of convertible promissory notes				28,000,000	181,603,636
Principal amount				28,000,000									¥ 181,603,636
Conversion
Beneficial conversion features				$ 7,341,902	¥ 40,145,505